                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne R. Staples
         --------------------------------------
Title:   Chief Financial and Compliance Officer
         --------------------------------------
Phone:   312-377-8225
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dianne R. Staples              Chicago, Illinois   March XX, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $1,785,316

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7               COLUMN 8
------------------- -------------- --------- ---------- --------------------- ---------- -------- --------------------------------
                                               VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS   CUSIP   (x$1000)      PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED     NONE
------------------- -------------- --------- ---------- ------------ --- ---- ---------- -------- ------------ ------ ------------
AMB Property
 Corp               COM            00163t109  27,178.00   500,800.00 SH       Sole                  183,000.00          317,800.00
Acadia Realty
 Trust              COM            004239109  33,530.00 1,423,763.00 SH       Sole                  739,156.00          684,607.00
American Tower
 Corp               COM            029912201  52,166.00 1,720,500.00 SH       Sole                  678,700.00        1,041,800.00
Archstone-Smith
 Trust              COM            039583109  25,092.00   514,500.00 SH       Sole                                      514,500.00
BNP Residential
 Properties Inc     COM            05564T103   1,676.00    99,784.00 SH       Sole                   63,910.00           35,874.00
BRE Properties
 Inc                COM            05564E106  68,415.00 1,221,700.00 SH       Sole                  462,600.00          759,100.00
Boston Properties
 Inc                COM            101121101 111,999.00 1,201,066.00 SH       Sole                  419,600.00          781,466.00
Brookfield
 Properties Corp    COM            112900105  59,914.00 1,754,450.00 SH       Sole                  546,300.00        1,208,150.00
Camden Property
 Trust              COM            133131102  62,357.00   865,473.00 SH       Sole                  327,570.00          537,903.00
Crown Castle
 International Cor  COM            228227104  37,697.00 1,329,700.00 SH       Sole                  520,100.00          809,600.00
Digital Realty
 Trust Inc          COM            253868103  36,235.00 1,286,300.00 SH       Sole                  508,800.00          777,500.00
EastGroup
 Properties Inc     COM            277276101   5,603.00   118,100.00 SH       Sole                  105,500.00           12,600.00
Equity Office
 Properties Trust   COM            294741103  26,521.00   789,800.00 SH       Sole                      700.00          789,100.00
Equity Residential  COM            29476L107 176,802.00 3,778,625.00 SH       Sole                1,173,840.00        2,604,785.00
Federal Realty
 Investment Trus    COM            313747206  16,807.00   223,500.00 SH       Sole                                      223,500.00
FelCor Lodging
 Trust Inc          COM            31430F101  27,370.00 1,297,167.00 SH       Sole                  531,300.00          765,867.00
First Potomac
 Realty Trust       COM            33610F109     475.00    16,800.00 SH       Sole                   16,800.00
Forest City
 Enterprises Inc -  COM            345550107  18,846.00   399,700.00 SH       Sole                  358,200.00           41,500.00
Hilton Hotels
 Corp               COM            432848109   1,558.00    61,200.00 SH       Sole                   61,200.00
Hongkong Land
 Holdings Ltd       COM            BMG4587L1   7,857.00 2,112,200.00 SH       Sole                2,112,200.00
Huntingdon REIT     COM            446027104   4,288.00 1,927,300.00 SH       Sole                1,707,800.00          219,500.00
Macerich Company    COM            554382101  45,975.00   621,700.00 SH       Sole                  170,050.00          451,650.00
Maguire
 Properties Inc     COM            559775101  56,115.00 1,537,401.00 SH       Sole                  454,000.00        1,083,401.00
Mid-America
 Apartment Communit COM            59522J103   7,572.00   138,300.00 SH       Sole                  122,700.00           15,600.00
Nationwide Health
 Properties I       COM            638620104   5,375.00   250,000.00 SH       Sole                  222,000.00           28,000.00
Orient-Express
 Hotels Ltd         COM            G67743107   6,402.00   163,200.00 SH       Sole                  146,000.00           17,200.00
Post Properties
 Inc                COM            737464107   1,179.00    26,500.00 SH       Sole                   26,500.00
ProLogis            COM            743410102 123,547.00 2,309,293.00 SH       Sole                  733,024.00        1,576,269.00
Public Storage Inc  COM            74460D109  64,334.00   792,000.00 SH       Sole                  267,200.00          524,800.00
Reckson Associates
 Realty Corp        COM            75621K106 112,581.00 2,457,024.00 SH       Sole                  790,924.00        1,666,100.00
Regency Centers
 Corp               COM            758849103  60,612.00   902,100.00 SH       Sole                  267,273.00          634,827.00
SBA Communications
 Corp               COM            78388J106   6,979.00   298,100.00 SH       Sole                  134,100.00          164,000.00
SL Green Realty
 Corp               COM            78440X101  66,655.00   656,700.00 SH       Sole                  213,900.00          442,800.00
Shurgard Storage
 Centers Inc        COM            82567D104  34,828.00   522,700.00 SH       Sole                  239,100.00          283,600.00
Simon Property
 Group Inc          COM            828806109 118,804.00 1,411,978.00 SH       Sole                  479,914.00          932,064.00
Starwood Hotels
 & Resorts Worl     COM            85590A401  49,064.00   724,400.00 SH       Sole                  202,100.00          522,300.00
Strategic Hotels &
 Resorts Inc        COM            86272T106  56,054.00 2,407,800.00 SH       Sole                1,021,000.00        1,386,800.00
Sunstone Hotel
 Investors Inc      COM            867892101  38,246.00 1,320,198.00 SH       Sole                  469,398.00          850,800.00
Taubman Centers Inc COM            876664103  31,857.00   764,500.00 SH       Sole                  263,700.00          500,800.00
Trizec Properties
 Inc                COM            89687P107  53,616.00 2,083,800.00 SH       Sole                  995,700.00        1,088,100.00

United Dominion
 Realty Trust I     COM        910197102      14,729.00   516,100.00 SH       Sole                    6,200.00          509,900.00
Ventas Inc          COM        92276F100      88,361.00 2,663,074.00 SH       Sole                  895,684.00        1,767,390.00
Vornado Realty
 Trust              COM        929042109      39,139.00   407,700.00 SH       Sole                   80,200.00          327,500.00
Extra Space Storage
 Inc                           30225T102         514.00    29,900.00 SH       Sole                   29,900.00
CMET Finance
 Holdings                      189758105         270.00     9,000.00 SH       Sole                    9,000.00
Boardwalk REIT      COM        096631106      12,813.00   657,600.00 SH       Sole                                      657,600.00
RioCan REIT         COM        766910103      18,450.00   935,000.00 SH       Sole                                      935,000.00
Summit REIT         COM        865916100      17,543.00   778,000.00 SH       Sole                                      778,000.00
Ascendas REIT       COM        SG1M77906       2,508.00 1,867,000.00 SH       Sole                1,867,000.00
REPORT SUMMARY              65 DATA RECORD 1,947,809.00               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.